Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Reserves

	Legal surplus	Capital surplus	Surplus reserve	Other reserve	Hedging	Share premium	Safety production fund	Retained earnings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Balance at 1 January 2019	4,072,476	13,739	101,355	10,389	—	106,846	57,135	15,160,309	19,522,249

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	—	2,215,728	2,215,728
Dividends proposed and approved	—	—	—	—	—	—	—	(2,705,952)	(2,705,952)
Appropriation of safety production fund	—	—	—	—	—	—	2	(2)	—
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	7,449	—	—	—	—	7,449

Balance at 31 December 2019	4,072,476	13,739	101,355	17,838	—	106,846	57,137	14,670,083	19,039,474

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	—	645,072	645,072
Dividends proposed and approved	—	—	—	—	—	—	—	(1,298,858)	(1,298,858)
Appropriation of safety production fund	—	—	—	—	—	—	88,460	(88,460)	—
Change in fair value of hedging instruments	—	—	—	—	(63,840)	—	—	—	(63,840)
Reclassified to cost of inventory	—	—	—	—	63,840	—	—	—	63,840
Share of other comprehensive income of investments accounted for using the equity method	—	—	—	(11,512)	—	—	—	—	(11,512)

Balance at 31 December 2020	4,072,476	13,739	101,355	6,326	—	106,846	145,597	13,927,837	18,374,176